Litigation	12 Months Ended
Dec. 31, 2023
Litigation
Litigation

Note 18    Litigation

This note presents all of the significant litigation in which the Group is involved with the exception of litigation relating to disputes between Orange and the tax or social security administrations over tax, income taxes or social security contributions. These litigation are described, respectively, in Notes 6.2 and 10.3, as appropriate.

At December 31, 2023, the provisions for risks recorded by the Group for all its litigation (except those presented in Notes 6.2 and 10.3) amount to 283 million euros (387 million euros at December 31, 2022 and 405 million euros at December 31, 2021). Orange believes that any disclosure of the amount of provisions on a case-by-case basis for ongoing disputes could seriously harm the Group’s position. The balance and overall movements in provisions are presented in Note 5.2.

France

Mobile services

–  As part of the compensation proceedings between Digicel and Orange (implementation of anti-competitive practices on the mobile and fixed-to-mobile markets in the French Caribbean and French Guiana in the early 2000s and sanctioned by the French Competition Authority in 2009), the Commercial Court of Paris ordered Orange to pay Digicel 346 million euros after interests discounting. In June 2020, the Paris Court of Appeal reversed the discounting method applied to the damages set forth in the judgment rendered by the Commercial Court of Paris in December 2017 and ordered Orange to pay Digicel the sum of 249 million euros. Following this judgment, Orange has been refunded 97 million euros. In March 2023, the Supreme Court partially quashed and annulled the Paris Court of Appeal's ruling of June 17, 2020 on the specific point of the progressive nature of the basis on which interests are applied to compensate for the cash flow loss associated with the discounting of the principal loss. Orange referred the case to the Court of Appeal in March 2023. The proceedings are ongoing.

Fixed services

–  Following the final decision of the French Competition Authority to fine Orange 350 million euros for having implemented four anti-competitive practices in the “enterprise” market segment on December 17, 2015, several players, including Adista, filed actions for damages against Orange. The proceedings before the Paris Commercial Court between Adista and Orange, which are now the only ones in progress in this case, are ongoing and are currently in the deliberation phase.

–  In the dispute between Orange and SFR over fixed telephony retail offers for second homes, in September 2021 the Court of Appeal ordered SFR to return the sums awarded to it (i.e. 53 million euros). SFR then appealed again to the Supreme Court. In a ruling dated October 18, 2023, the Supreme Court dismissed SFR's appeal in its entirety. The case is now closed.

–  In the dispute between Bouygues Telecom and Orange before the Commercial Court of Paris regarding the quality of service of Orange's wholesale offers on the copper local loop, Bouygues Telecom is seeking damages estimated at 85 million euros. Orange considers these claims to be unfounded.

–  In December 2023, Iliad brought an action against Orange before the Commercial Court of Paris regarding the quality of service of Orange's wholesale offers on the copper local loop. Iliad is claiming 49 million euros. Orange considers these claims to be unfounded.

–  On February 24, 2023, Bouygues Telecom and SDAIF (Société de Développement pour l'Accès à l'Infrastructure Fibre) brought an action against Orange before the Commercial Court of Paris regarding the mechanism for returning FTTH connections, which allows commercial telecom operators with access to Orange's fiber network to connect their end-customers themselves and have part of the cost of this connection returned to them when the line is taken over by a new commercial operator. Bouygues Telecom and SDAIF maintain that the mechanism put in place by Orange does not comply with the regulations and are claiming 125 million euros, revalued at the end of January 2024 at 152 million euros, corresponding, according to them, to the refunds due in respect of terminations of FTTH lines since the origin of the contract. Orange considers these allegations to be unfounded.

Other proceedings in France

–  In June 2018, Iliad filed for summary judgment against Orange SA before the presiding judge of the Commercial Court of Paris, aiming to ban some of its mobile telephony offers proposing mobile handsets at attractive prices accompanied by subscription packages, on the grounds that they constituted consumer credit offers. In October 2020, Iliad had estimated its losses at 790 million euros, which it has since revalued at 810 million euros. The case is currently before the judges deciding on the merits of the case.

–  Orange Bank is involved in a historical dispute in which a plaintiff is claiming a total of approximately 310 million euros for the financial loss it claims to have suffered. As the Group believes these claims to be unfounded and is strenuously challenging them, it has not recognized any financial liability.

–  In the dispute between ASSIA and Orange regarding an alleged infringement of two patents relating to the dynamic xDSL line management, for which ASSIA was claiming a provision of 500 million euros in damages as compensation for its financial loss, which it estimated at 1,418 million euros, the Paris Judicial Court in September 2023 dismissed ASSIA's claims in their entirety. ASSIA has 3 months from the date of service of the judgment to lodge an appeal. The proceedings are ongoing.

–  On November 7, 2023, ARCEP (Autorité de régulation des communications électroniques, des postes et de la distribution de la presse) fined Orange SA 26 million euros for failing to comply by April 14, 2021 with its commitment made in 2018 on the grounds of article L.33-13 of the French postal and electronic communication code to make 100% of homes and professional premises in the communes listed in its commitment connectable or connectable on demand to fiber. The penalty has been enforced, but Orange has also filed a complaint with the French Council of State to challenge the legitimacy and proportionality of the penalty.

United Kingdom

–  In December 2018, the directors of former UK retailer Phones 4U, (which is in administration and no longer trading), filed a complaint against the three main UK mobile network operators, including EE, and their parent companies, including Orange. The Phones 4U claim (for an unquantified amount) is currently being challenged in the UK courts. By judgment dated November 10, 2023, the judge dismissed Phones 4U's claim in its entirety. The proceedings are ongoing.

Poland

–  In 2015, the Polish operator P4 filed two compensation claims for a total of 630 million zlotys (145 million euros) jointly against three operators (including Orange Polska and Polkomtel), seeking compensation for the loss it claims to have suffered as a result of the retail rates that these three operators charge for calls to P4’s network.

Regarding the first compensation claim of P4’s polish operator opponents for 316 million zlotys (73 million euros), in January 2022 the Supreme Court dismissed Polkomtel’s appeal against the Court of Appeal’s decision which had reversed the judgment of the court dismissing P4’s claim and sent the decision back to the Court of First instance.

P4's second claim for 314 million zlotys (72 million euros) was joined to the first one in May 2023. The parties have requested the intervention of T-Mobile Polska in the proceedings, which it has accepted. The proceedings are ongoing.

Africa & Middle East

–  A number of shareholder disputes are ongoing between the joint venture comprising Agility and Orange, on the one hand, and its Iraqi co-shareholder in the capital of the Iraqi operator, Korek Telecom, on the other hand. These disputes, which concern various breaches of contractual documents, are the subject of pre-litigation proceedings and arbitral and judicial proceedings in various countries. In one of these disputes, on March 20, 2023, an arbitration court set up under the aegis of the International Chamber of Commerce made a final award: noting various breaches of the shareholders' agreement and tortious acts committed by the Iraqi co-shareholder (including collusion with the Iraqi telecommunications regulator (CMC) to obtain a decision to cancel the March 2011 partnership between the operator Korek Telecom, Agility and Orange), the arbitral court awarded 1.7 billion American dollars in damages for the benefit of the joint venture between Agility and Orange. In addition, on March 19, 2019, following an administrative decree adopted by the Iraqi Ministry of Trade and Industry, the General Register of companies in Erbil (Iraqi Kurdistan) restored the shareholding structure of Korek Telecom as it existed before Orange and Agility had acquired a stake. As a result, the registration of the Korek Telecom shares in the name of the original shareholders was imposed without any compensation or reimbursement of the amounts invested. Orange thus considers that it was unlawfully expropriated of its investment and, on March 24, 2019, sent a notice of dispute to the Republic of Iraq based on the Bilateral lnvestment Treaty between France and Iraq. In the absence of an amicable settlement with the Iraqi State, Orange submitted a request for arbitration with the International Center for the Settlement of Investment Disputes (ICSID) on October 2, 2020.

In order to provide its telecommunication services, the Group sometimes uses the fixed assets of other parties and the terms of use of these assets are not always formalized. The Group is sometimes subject to claims and might be subject to future claims in this respect, which could result in a cash outflow in the future. The amount of the potential obligations or future commitments cannot be measured with sufficient reliability due to the legal complexities involved.

Other than proceedings that may be initiated in respect of disputes between Orange and the tax or social security authorities over tax, income taxes and social security contributions (see Notes 6.2 and 10.3), there are no other administrative, legal or arbitration proceedings, including any proceedings that are pending, suspended or threatened, of which Orange is aware, which may have or have had in the last 12 months a material impact on the Company’s and/or Group’s financial position or profitability.